Document And Entity Information	12 Months Ended
Sep. 30, 2018 USD ($) shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	ZK International Group Co., Ltd.
Entity Central Index Key	0001687451
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | $	$ 0
Trading Symbol	ZKIN
Entity Common Stock, Shares Outstanding | shares	16,528,037
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false